FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Net investment in foreign operations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net assets in foreign operations covered
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	$ 528,000
Net assets in foreign operations covered | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	528,000	$ 884,544
Net assets in foreign operations covered | Debt instruments | Banistmo S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	0	884,544
Net assets in foreign operations covered | Debt instruments | Bancolombia Panamá S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	287,000	0
Net assets in foreign operations covered | Debt instruments | Bancolombia Puerto Rico Internacional Inc.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	141,000	0
Net assets in foreign operations covered | Debt instruments | Sucursal Panamá
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	100,000	0
Net assets in foreign operations not hedged | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	155,075	1,723,889
Net assets in foreign operations not hedged | Debt instruments | Banistmo S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	0	1,723,889
Net assets in foreign operations not hedged | Debt instruments | Bancolombia Panamá S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	97,470	0
Net assets in foreign operations not hedged | Debt instruments | Bancolombia Puerto Rico Internacional Inc.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	45,481	0
Net assets in foreign operations not hedged | Debt instruments | Sucursal Panamá
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	12,124	0
Net assets in foreign operations | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	683,075	2,608,433
Net assets in foreign operations | Debt instruments | Banistmo S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	0	2,608,433
Net assets in foreign operations | Debt instruments | Bancolombia Panamá S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	384,470	0
Net assets in foreign operations | Debt instruments | Bancolombia Puerto Rico Internacional Inc.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	186,481	0
Net assets in foreign operations | Debt instruments | Sucursal Panamá
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	$ 112,124	$ 0